Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

14. SHAREHOLDERS’ EQUITY

Ordinary Shares

On October 14, 2022, the Company amended and restated its memorandum and articles of association to authorize the maximum number of shares to 150,000,000 shares divided into 120,000,000 class A ordinary shares with a par value of US$0.01 each and 30,000,000 class B ordinary shares with a par value of US$0.01 each.

On February 14, 2023, the Company amended and restated its memorandum and articles of association to change the maximum number of shares that the Company is authorized to issue from 150,000,000 shares to 2,430,000,000 shares divided into 2,400,000,000 Class A Ordinary Shares with a par value of US$0.01 each and 30,000,000 Class B Ordinary Shares with a par value of US$0.01 each.

As of December 31, 2021 and 2022, 16,604,402 and 79,536,589 Class A ordinary shares were issued and outstanding, respectively. As of December 31, 2021 and 2022, 2,773,100 and 3,573,100 Class B ordinary shares were issued and outstanding.

Completion of IPO

On January 30, 2020, the Company completed its IPO on the Nasdaq Stock Exchange. The Company offered 1,333,360 ADSs, representing 1,333,360 Class A ordinary shares at offering price of US$12.00 per ADS (each of ADS represents one Class A ordinary share upon IPO. In November 2022, the Company adopted an ordinary share / ADS ratio change from one (1) Class ‘A’ ordinary share being equal to one (1) ADS to 20 Class ‘A’ ordinary shares being equal to one (1) ADS). The net proceeds to the Company from the IPO, after deducting commissions and offering expenses of approximately RMB35,200 (US$5,395), were RMB75,460 (US$11,565).

Conversion of convertible loans

On February 17, 2021, the Company issued 54,642 Class A ordinary shares for conversion of EMC’s RMB1,689 convertible loan entered into on July 30, 2020 based on the conversion price of US$5.12 per share. On June 21, 2021, the Company issued 563,800 Class A ordinary shares on June 21, 2021 upon the conversion of RMB12,745 of convertible loan issued on February 5, 2021 with conversion prices ranging from US$3.52-US$3.55 per share. On December 10, 2021, the Company issued 114,234 Class A ordinary shares upon the conversion of RMB1,651of Convertible Debentures with conversion prices ranging from US$1.09-2.16 per share.

On March 16, 2022, the Company issued 4,842,197 Class A ordinary shares upon the conversion of RMB22,237 (US$3,509) of Convertible Debentures with conversion prices ranging from $0.34-1.00 per share. As a result, substantially all of the Convertible Debentures of US $3,014 were converted into Class A ordinary shares by March 15, 2022.

On April 27, 2022, the Company issued 3,232,397 Class A ordinary shares upon the conversion of the Ascent convertible note of RMB5,502 (US$839) with conversion prices ranging from US$0.16-0.33 per share.

Shares issued for service

On July 28, 2020, the Company entered into a service agreement with a public relation firm (“PR”) for its public relations services. Pursuant to the service agreement, the Group was required to issue 70,000 class A ordinary shares for the PR service. The fair value of the PR services was determined to be RMB 2,706 based on the Company’s ADS market price on July 28, 2020. The Company issued 35,000 Class A ordinary shares for the year ended December 31, 2020, and the remaining 35,000 Class A ordinary share were issued on February 18, 2021.

On June 1, 2022, the Company entered into a service agreement with a PR firm. Pursuant to the service agreement, the Group was required to pay US$50 as compensation for the public relations services. On June 10, 2022, the Company issued 187,094 class A ordinary shares for the PR services. The fair value of the PR services was RMB359 (US$54) determined based on the Company’s ADS market price on June 10, 2022.

On September 27, 2021, the Board of directors approved an award to Dr. Chris Chang Yu of 252,925 ordinary shares (fair market value US$3.49 per share) for his contribution to the Group. Total share-based compensation associated with the award amounted to RMB 5,694.

On August 31, 2022, the Company granted 140,000 class A ordinary shares to two employees as bonuses that were vested immediately upon grant. On September 16, 2022, the Company issued the 140,000 class A ordinary shares. The fair value of the bonuses was RMB1,341 (US$195) determined based on the Company’s ADS market price on August 31, 2022.

Shares issued for reserve

On July 30, 2020, the Company deposited 243,000 Class A ordinary shares into an escrow account as a reserve for potential convertible loans conversion. On August 7, 2020, the Company deposited 257,000 Class A ordinary shares into an escrow account as a reserve for potential convertible loans conversions. On March 16, 2021, the Company deposited 2,000,000 Class A ordinary shares into an escrow account as a reserve for potential convertible loans conversions. On July 23, 2021, the Company deposited 1,625,893 Class A ordinary shares into an escrow account as a reserve y for potential convertible loans conversions. On July 28, 2021, the Company deposited 4,230 Class A ordinary shares into an escrow account as a reserve y for potential convertible loan conversions. On March 16, 2022, the Company deposited 6,000,000 Class A ordinary shares into an escrow account as a reserve for potential convertible loan conversions. The Group then transferred a total of 8,807,270 Class A ordinary shares to the holders of convertible debt upon conversions of such debt. As of December 31, 2022, 1,322,853 Class A ordinary shares were held in an escrow account as a reserve for potential convertible loan) conversions.

Private placements

On February 20, 2021, the Company entered into a share purchase agreement with Dr. Chris Chang Yu, under which Dr. Yu purchased 152,100 ordinary shares at the price of US$4.56 per share. The receivable was offset with a previous balance due to Dr. Yu.

On February 21, 2021, the Company entered into a share subscription agreement with a third-party Chinese investor, under which the Company issued 387,597 Class A ordinary Shares at price of US$4.80 to the investor for gross proceeds of RMB 12,000 (US$1,883) on February 24, 2021. The Company paid a finder’s fee in the form of 19,174 Class A ordinary shares to a Chinese consultant on March 22, 2021 in connection with this transaction.

On May 12, 2021, the Company entered into a share subscription agreement with a third-party investor, under which the Company issued 238,095 Class A ordinary Shares at price of US$4.2 to the investor for gross proceeds of RMB6,470.

On June 22, 2021, the Company entered into a share subscription agreement with a third-party investor, pursuant to which the Company issued 425,532 Class A ordinary Shares at price of US$3.76 to the investor for gross proceeds of RMB10,353. In connection with the transaction, the Company paid a finder’s fee in the form of 21,276 Class A ordinary shares to a Chinese consultant.

On September 22, 2021, Dr. Yu executed an Offset Agreement with the Company, pursuant to which the payment associated with Dr. Yu’s exercise of options to purchase 250,000 ADSs (RMB 6,105 or US$945) was credited against the outstanding purchase price for Anpai Shanghai due to Dr. Yu (RMB8,500 or US$1,334), resulting in a net amount due from the Company to Dr. Yu of (RMB2,395 or US$376). The Company issued 106,395 Class A ordinary shares at fair market value of US$3.49 per share to settle this remaining balance due to Dr. Yu.

On November 15, 2021, the Company closed a private placement of 1,132,111 Class A ordinary shares at price of US$2.22 to a third-party investor for gross proceeds of RMB 16,041, after deducting underwriting discounts and other offering expenses, net proceeds amounted to RMB13,528.

On March 16, 2022, the Company entered into a share subscription agreement with a third-party investor, pursuant to which the Company issued 1,235,788 Class A ordinary shares at price of US$0.2563 per share to the investor (the “March 16, 2022 private placement”). In addition, the Company also issued pre-funded warrants to purchase an aggregate of 4,226,135 of Class A ordinary shares for US$0.2563 per share to the investor, equal to the exercise price minus US$0.00001 for the pre-funded warrants, and no limited life for the pre-fund warrants. Total gross proceeds of RMB9,395 (US$1,400) was received on May 19, 2022. No pre-funded warrants were exercised during the year ended December 31, 2022.

On March 29, 2022, the Company entered into a share subscription agreement with a third-party Chinese investor, pursuant to which the Company issued 654,622 Class A ordinary Shares at price of US$0.35 to the investor and received gross proceeds of RMB1,500 (US$232) on March 30, 2022.

On May 27, 2022, the Company entered into investment agreements with nine third-party investors. The investors agreed to invest up to RMB20,094 (US$3,000) to purchase Class A ordinary shares, with the purchase price of the lower of (i) $0.30 per ADS (the equivalent of 1 Class A ordinary share) and (ii) 80% of the average ten-day trading closing price of the ADS (the equivalent of 1 Class A ordinary share) for the ten consecutive day trading period ended on the date of investment agreement. On May 27, 2022 and May 30, 2022, the Company issued 6,229,235 and 6,263,048 Class A ordinary shares to the investors, respectively. In addition, warrants to (i) purchase an aggregate of 3,000,000 Class A ordinary shares for US$0.4 per share, (ii) purchase an aggregate of 1,200,000 Class A ordinary shares for US$0.75 per share (ADS) and (iii) warrants to purchase an aggregate of 750,000 Class A ordinary shares (ADS) for US$1.2 per share were issued to the investors. No warrants were excised for the year ended December 31, 2022. On September 2, 2022, three investors in the Company’s May 2022 private placements filed an action against the Company in the State of Delaware Court of Chancery captioned Chen Wenge, et al. v. Fresh2 Group Limited, C.A. No. 2022-0779-PAF. The Plaintiffs sued the Company for breaches of the investment agreements. The Plaintiffs claimed that the entry into certain investment agreements and a merger agreement breached or would breach the terms of the plaintiffs’ (and several other investors’) securities purchase agreements, including a right of first refusal and a prohibition against certain acquisitions and changes of business. The Court issued a temporary restraining order concerning enforcement of the private placements on September 3, 2022, amended the temporary restraining order on September 9, 2022, and further amended the temporary restraining order on September 23, 2022 (“TRO”). In order to settle the litigation, the Company entered into a Stock Repurchase Agreement with the three plaintiffs, and all the other investors in the May 2022 private placements on October 15, 2022. The Company agreed to repurchase 12,492,283 Class A ordinary shares and warrants to purchase a total of 2,475,000 Class A ordinary shares from the nine investors for total consideration of RMB11,003(US$1,507). The Company fully settled the litigation on October 27, 2022. In connection with the settlement, Yuyang Cui and Jiawen Kang resigned from our Board and Yuyang Cui resigned as co-CEO of the Company. The repurchased warrants were canceled and the repurchased Class A ordinary shares are treated a treasury shares as of December 31, 2022. The treasury shares were canceled on January 19, 2023.

On September 2, 2022, the Company entered into investment agreements with three third-party investors (the “September 2, 2022 private placement”). The investors agreed to invest up to RMB3,613 (US$500) to purchase an aggregate of 5,000,000 Class A ordinary shares at price of US$0.1 and warrants to purchase an aggregate of 5,000,000 Class A ordinary shares at an exercise price of US$0.4 per share were issued to the investors, the warrants will be exercisable within 2 years from the date of issuance. Total gross proceeds of RMB3,613 (US$500) was received in September, 2022. No warrants were excised during the year ended December 31, 2022.

On September 26, 2022, the Company signed investment agreements with nine third-party investors, pursuant to which the Company issued 36,729,613 Class A ordinary Shares at price of US$0.10 to the investors and received gross proceeds of RMB26,410 (US$3,660) during the period October 2022 to November 2022.

Warrants

As of December 31, 2022, there were 9,226,135 warrants outstanding and exercisable, consisting of 9,226,135 warrants was related to warrants issued in connection of the Company’s private placement and 40,000 warrants issued to service providers with fair value of RMB2 (US$0). No warrants have been exercised for the year ended December 31, 2022.

A summary of warrants activity for the year ended December 31, 2020, 2021 and 2022 was as follows:

	Number of warrants	Weighted average exercise price per share	Weighted average life	Expiration dates
		US$ per share	Years
Balance of warrants outstanding as of December 31, 2020 and 2021	-	-	-	-
- warrants issued in connection with the March 16, 2022 private placement	4,226,135	0.00001	Unlimited	Unlimited
- warrants issued in connection with the September 2, 2022 private placement	5,000,000	0.40	1.85	November 6, 2024
- warrants issued to 3rd party service providers	40,000	6.00	1.67	August 31, 2024
Balance of warrants outstanding and exercisable as of December 31, 2022	9,266,135	0.24	1.85 to unlimited	August 31, 2024 to unlimited

Transfer of Class B ordinary shares to Class A ordinary shares

For the year ended December 31, 2021, 90,000 Class B ordinary shares were transferred into Class A ordinary share due to shareholder’s transfer.